Vessels Under Construction - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Payment to acquire property plant equipment	$ 426,118,733	$ 147,454,659
Gas Carrier
Property, Plant and Equipment [Line Items]
Payment to acquire property plant equipment	470,000,000
Gas Carrier | Ethylene [Member]
Property, Plant and Equipment [Line Items]
Payment to acquire property plant equipment	$ 38,124,000	$ 19,940,000
Gas Carrier | Ethylene [Member] | Contract One
Property, Plant and Equipment [Line Items]
Number of vessels to be constructed	5
Capacity of vessels	21,000
Gas Carrier | Ethylene [Member] | Contract Two
Property, Plant and Equipment [Line Items]
Number of vessels to be constructed	4
Capacity of vessels	22,000
Gas Carrier | Ethylene [Member] | Contract Three
Property, Plant and Equipment [Line Items]
Number of vessels to be constructed	1
Capacity of vessels	35,000